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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                               NUMBER OF
                                                                                 SHARES                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.8%
------------------------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.7%
Tenaris S.A. ADR                                                                    59,815                         $ 2,422 (f)

BRAZIL - 2.9%
Cia Vale do Rio Doce ADR                                                           211,679                           5,089 (f)
Petroleo Brasileiro S.A. ADR                                                        56,030                           4,473
                                                                                                                     9,562

CANADA - 2.7%
Canadian National Railway Co.                                                       76,117                           3,337 (f)
EnCana Corp.                                                                        21,899                           1,158
Nortel Networks Corp.                                                              186,858                             417 (a)
Potash Corp of Saskatchewan                                                         46,632                           4,009
                                                                                                                     8,921

CHINA - 0.7%
China Petroleum & Chemical Corp.                                                 3,904,000                           2,237

DENMARK - 0.5%
Group 4 Securicor PLC                                                              506,880                           1,599

EGYPT - 0.4%
Orascom Construction Industries                                                     45,815                           1,393 (a)

FINLAND - 1.9%
Nokia OYJ                                                                          312,351                           6,374 (a)

FRANCE - 9.5%
Accor S.A.                                                                           5,409                             329 (f)
AXA S.A.                                                                            93,433                           3,066 (f)
BNP Paribas                                                                         73,722                           7,056 (f)
Carrefour S.A.                                                                      17,815                           1,044 (f)
Credit Agricole S.A.                                                                90,925                           3,459 (f)
France Telecom S.A.                                                                 29,271                             629 (f)
Lagardere S.C.A. (Regd.)                                                             8,194                             605 (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                               30,001                           2,977 (f)
Renault S.A.                                                                         5,873                             631 (f)
Sanofi-Aventis                                                                      19,960                           1,947 (f)
Total S.A.                                                                          87,143                           5,733 (f)
Veolia Environnement                                                                81,770                           4,225 (f)
                                                                                                                    31,701

GERMANY - 5.2%
Allianz AG (Regd.)                                                                  17,705                           2,796 (a,f)
BASF AG                                                                             25,738                           2,066
E.ON AG                                                                             48,871                           5,625 (f)
Linde AG                                                                            29,567                           2,278
Siemens AG (Regd.)                                                                  52,142                           4,536
                                                                                                                    17,301

HONG KONG - 1.5%
Hongkong Land Holdings Ltd.                                                        390,997                           1,431
Jardine Matheson Holdings Ltd.                                                      76,208                           1,341
Sun Hung Kai Properties Ltd. (REIT)                                                223,550                           2,280
                                                                                                                     5,052

INDIA - 1.0%
ICICI Bank Ltd. ADR                                                                 98,623                           2,332
Reliance Capital Ventures Ltd.                                                     148,554                              79
Reliance Communication Ventures Ltd.                                               148,554                             803 (a)
Reliance Energy Ventures Ltd.                                                      148,554                             109 (a)
Reliance Natural Resources Ltd.                                                    148,554                              65 (a)
                                                                                                                     3,388

ITALY - 5.5%
Banca Intesa S.p.A.                                                                479,389                           2,807 (f)
Ente Nazionale Idrocarburi S.p.A.                                                   85,827                           2,527 (f)
Saipem S.p.A.                                                                      287,936                           6,550
UniCredito Italiano S.p.A.                                                         824,015                           6,448
                                                                                                                    18,332

JAPAN - 20.0%
Asahi Glass Company Ltd.                                                           248,014                           3,148 (f)
Bank of Yokohama Ltd.                                                              276,026                           2,137
Chiyoda Corp.                                                                      179,160                           3,667 (f)
East Japan Railway Co.                                                                 437                           3,249
Hoya Corp.                                                                          90,100                           3,208 (f)
Komatsu Ltd.                                                                       160,150                           3,187
Kubota Corp.                                                                       182,000                           1,727
Mitsubishi Estate Company Ltd. (REIT)                                              257,946                           5,483
Mitsubishi Heavy Industries Ltd.                                                   140,000                             605
Mitsubishi UFJ Financial Group, Inc.                                                   470                           6,578
Mitsui Sumitomo Insurance Co. Ltd.                                                 325,000                           4,085
Nidec Corp.                                                                         49,152                           3,526 (f)
Nomura Holdings, Inc.                                                              411,396                           7,719 (f)
Sekisui Chemical Company Ltd.                                                      210,352                           1,818 (f)
Seven & I Holdings Co. Ltd.                                                         74,000                           2,440
Shiseido Company Ltd.                                                              117,113                           2,300 (f)
SMC Corp.                                                                           11,959                           1,694
Toray Industries Inc.                                                              554,997                           4,821
Toyota Motor Corp.                                                                 108,487                           5,685
                                                                                                                    67,077

MALAYSIA - 0.3%
Malaysia International Shipping Corp. BHD                                          512,318                           1,074

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                                          100,947                           3,358

NETHERLANDS - 2.8%
ING Groep N.V.                                                                      93,687                           3,681
Koninklijke Philips Electronics N.V.                                               183,385                           5,729
                                                                                                                     9,410

NORWAY - 2.8%
Orkla ASA                                                                           12,752                             591
Stolt Offshore S.A.                                                                319,322                           4,862 (a)
Telenor ASA                                                                        319,572                           3,865
                                                                                                                     9,318

RUSSIA - 0.7%
LUKOIL ADR                                                                          25,817                           2,158 (b)
LUKOIL ADR                                                                           1,527                             127
                                                                                                                     2,285

SINGAPORE - 2.3%
CapitaLand Ltd.                                                                  1,112,000                           3,164
Singapore Telecommunications Ltd.                                                2,911,441                           4,676
                                                                                                                     7,840

SOUTH KOREA - 2.3%
Kookmin Bank                                                                        52,583                           4,323
Samsung Electronics Company Ltd.                                                     5,450                           3,464
                                                                                                                     7,787

SPAIN - 1.7%
Banco Santander Central Hispano S.A. (Regd.)                                       318,203                           4,646 (f)
Telefonica S.A.                                                                     61,179                           1,019
Telefonica S.A. ADR                                                                    516                              26
                                                                                                                     5,691

SWEDEN - 2.1%
Sandvik AB                                                                         408,730                           4,752 (f)
Telefonaktiebolaget LM Ericsson                                                    734,052                           2,425
                                                                                                                     7,177

SWITZERLAND - 10.6%
ABB Ltd. (Regd.)                                                                   359,315                           4,664
Adecco S.A. (Regd.)                                                                 30,095                           1,776
Credit Suisse Group (Regd.)                                                         89,735                           5,011 (e)
Holcim Ltd. (Regd.)                                                                 30,565                           2,338
Nestle S.A. (Regd.)                                                                 20,789                           6,517 (e)
Novartis AG (Regd.)                                                                 96,287                           5,203
Roche Holding AG                                                                    46,103                           7,606
Swiss Reinsurance                                                                   34,315                           2,394
                                                                                                                    35,509

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                                  1,945,663                           3,510

TURKEY - 0.7%
Akbank TAS                                                                         490,215                           2,345

UNITED KINGDOM - 16.0%
BG Group PLC                                                                       213,397                           2,852
BHP Billiton PLC                                                                   482,686                           9,365 (e)
Brambles Industries PLC                                                            129,387                           1,029
Diageo PLC                                                                         275,530                           4,635
GlaxoSmithKline PLC                                                                258,628                           7,228 (e)
Group 4 Securicor PLC                                                              493,489                           1,531
Lloyds TSB Group PLC                                                               319,509                           3,141
National Grid PLC                                                                   22,169                             240
Prudential PLC                                                                     310,320                           3,507
Reed Elsevier PLC                                                                  201,527                           2,035
Rio Tinto PLC (Regd.)                                                               82,445                           4,360
Royal Bank of Scotland Group PLC                                                   162,883                           5,356
Smiths Group PLC                                                                   147,248                           2,427
Tesco PLC                                                                          537,428                           3,320
Vodafone Group PLC                                                               1,247,430                           2,659 (e)
                                                                                                                    53,685

TOTAL COMMON STOCK                                                                                                 324,348
(COST $240,253)

PREFERRED STOCK - 0.4%
Cia Vale do Rio Doce ADR                                                            66,043                           1,359 (f)
(COST $1,274)

RIGHTS - 0.0%*
Linde AG                                                                            29,567                             114 (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                                                    325,821
(COST $241,527)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.1%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.1%
GEI Short Term Investment Fund
6.93%                                                                            6,989,809                           6,990 (c,g)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 15.0%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                           50,392,285                          50,392 (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                                        57,382
(COST $57,382)

TOTAL INVESTMENTS                                                                                                  383,203
(COST $298,909)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (14.3)%                                                               (47,967)
                                                                                                                 ---------
NET ASSETS  - 100.0%                                                                                             $ 335,236
                                                                                                                 ==========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                         CURRENT
                                                                        NUMBER OF        NOTIONAL         UNREALIZED
DESCRIPTION                                    EXPIRATION DATE          CONTRACTS         VALUE           APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                  September 2006               34           $1,592               $ 101
FTSE 100 Index Futures                          September 2006                7              754                  39
Topix Index Futures                             September 2006                6              834                  18
                                                                                                               -----
                                                                                                               $ 158
                                                                                                               =====

The Elfun International Equity was invested in the following sectors at June 30, 2006 (unaudited):

SECTOR                                                                PERCENTAGE (BASED ON MARKET VALUE)
------------------------------------------------------------------------------------------------------------
Financials                                                                        25.23%
Short-Term                                                                        14.97%
Industrials                                                                       12.00%
Materials                                                                          9.34%
Energy                                                                             9.20%
Information Technology                                                             5.98%
Health care                                                                        5.74%
Consumer Staples                                                                   5.29%
Consumer Discretionary                                                             5.17%
Telecommunication Services                                                         4.45%
Utilities                                                                          2.63%
                                                                                 ------
                                                                                 100.00%
                                                                                 ======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS)  -
June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $2,158 or 0.64% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)  All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of June 30, 2006.


            Abbreviations:

ADR         American Depositary Receipt
GDR         Global Depositary Receipt
REGD.       Registered
REIT        Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 28, 2006